Angel Oak Strategic Credit Fund
Schedule of Investments
October 31, 2021 (Unaudited)	Principal
	Amount	Value
Asset-Backed Securities ― 24.31%
Affirm Asset Securitization Trust, Series 2020-A, Class C, 6.230%, 2/18/2025 (a)	$100,000	$101,560
Affirm Asset Securitization Trust, Series 2021-A, Class D, 3.490%, 8/15/2025 (a)	150,000	151,977
Affirm Asset Securitization Trust, Series 2021-A, Class E, 5.650%, 8/15/2025 (a)	500,000	509,917
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/15/2026 (a)	500,000	502,479
Avant Loans Funding Trust, Series 2020-REV1, Class C, 4.170%, 5/15/2029 (a)	220,000	221,203
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	200,000	204,680
CPS Auto Trust, Series 2021-D, Class E, 4.060%, 12/15/2028 (a)(b)	250,000	251,080
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	250,000	260,359
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	250,000	261,182
LendingClub Receivables Trust, Series 2019-1, Class CERT, 6.000%, 7/17/2045 (a)	17,660	184,154
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(c)	174,832	166,515
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)	49,665	47,854
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	250,000	261,766
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 4.500%, 11/20/2029 (a)	200,000	262,793
TOTAL ASSET-BACKED SECURITIES - (Cost ― $3,315,782)		$3,387,519

Collateralized Loan Obligations ― 15.45%
AIMCO CLO Ltd., Series 2017-AA, Class SUB, 0.000%, 7/20/2029 (a)(d)	250,000	197,500
BlueMountain CLO Ltd., Series 2019-24A, Class SUB, 0.000%, 4/21/2031 (a)(d)	250,000	210,000
Diamond CLO Ltd., Series 2019-1A, Class E, 8.174% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(e)	500,000	500,907
Monroe Capital CLO Ltd., Series 2019-1A, Class E, 8.281% (3 Month LIBOR USD + 8.150%), 5/22/2031 (a)(e)	250,000	248,848
Monroe Capital CLO Ltd., Series 2020-1A, Class E, 8.981% (3 Month LIBOR USD + 8.850%), 8/20/2031 (a)(e)	500,000	500,092
Rockford Tower CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/20/2032 (a)(d)	300,000	246,000
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 8.251% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(e)	250,000	248,859
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $2,115,186)		$2,152,206

Commercial Mortgage-Backed Securities ― 11.64%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 15.900% (1 Month LIBOR USD + 14.900%), 11/28/2022 (a)(e)	250,000	252,012
Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.460% (1 Month LIBOR USD + 15.210%), 11/6/2023 (a)(e)	175,000	175,419
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.015% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(e)	311,000	289,082
X-Caliber Funding LLC, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(e)	250,000	253,561
X-Caliber Funding LLC, Series 2021-MI3, Class B1, 8.000% (1 Month LIBOR USD + 7.000%), 5/6/2023 (a)(e)	500,000	501,312
X-Caliber Funding LLC, Series 2021-9, Class B1, 9.000% (1 Month LIBOR USD + 8.000%), 3/1/2024 (a)(e)	50,000	50,671
X-Caliber Funding LLC, 0.050%, 10/15/2024 (a)(d)	100,000	100,000
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $1,612,957)		$1,622,057

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 0.87%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 2.580% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(e)	139,011	121,585
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost ― $128,584)		$121,585

Corporate Obligations ― 2.22%
Financial ― 2.22%
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	300,000	309,107
TOTAL CORPORATE OBLIGATIONS - (Cost ― $300,000)		$309,107

Residential Mortgage-Backed Securities ― 31.30%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.457%, 12/25/2046 (d)(f)	1,033,832	91,548
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (g)	319,081	148,636
Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054 (a)(d)	100,000	102,013
Bellemeade Re Ltd., Series 2020-4A, Class B1, 5.089% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(e)	250,000	249,822
Chase Mortgage Reference Notes, Series 2021-CL1, Class M5, 3.699% (SOFR30A + 3.650%), 3/27/2051 (a)(e)	62,378	62,988
Chase Mortgage Reference Notes, Series 2021-CL1, Class B, 6.949% (SOFR30A + 6.900%), 3/27/2051 (a)(e)	75,000	75,735
Chase Mortgage Reference Notes, Series 2020-CL1, Class M5, 5.689% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(e)	214,480	224,150
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.589% (1 Month LIBOR USD + 0.500%), 8/25/2047 (e)	233,151	109,816
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.472%, 2/25/2035 (d)(f)	2,584,820	93,459
CSMC Trust, Series 2017-RPL1, Class B4, 2.995%, 7/25/2057 (a)(d)	1,550,019	303,649
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.297%, 11/19/2044 (d)(f)	485,439	27,133
Eagle RE Ltd., Series 2019-1, Class M2, 3.389% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(e)	150,000	152,513
GS Mortgage Securities Corp. Trust, Series 2020-PJ3, Class B6, 3.438%, 10/25/2050 (a)(d)	1,661,770	826,770
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.808%, 5/25/2051 (a)(d)	998,383	352,011
GSAA Home Equity Trust, Series 2006-15, Class AF6, 5.876%, 9/25/2036 (g)	43,487	21,706
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (d)	138,052	75,785
Home RE Ltd., Series 2019-1, Class M2, 3.339% (1 Month LIBOR USD + 3.250%), 5/25/2029 (a)(e)	250,000	252,500
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 1.950%, 5/25/2049 (a)(d)	213,481	190,140
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 0.834%, 3/25/2050 (a)(d)	239,746	177,047
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.532%, 9/25/2059 (a)(d)	170,985	123,708
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(d)	400,000	400,971
Saluda Grade Fund Trust, Series 2021-SG1, Class B, 13.500%, 8/15/2051 (a)	300,000	300,327
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $4,488,663)		$4,362,427

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 9.10%
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.339% (1 Month LIBOR USD + 9.250%), 11/25/2039 (a)(e)	300,000	319,875
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 3.089% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(e)	250,000	248,594
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.146%, 8/25/2048 (a)(d)	35,974	35,901
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.500%, 11/25/2048 (a)(d)	330,157	329,842
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.789% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(e)	52,363	52,527
STACR Trust, Series 2018-HRP1, Class B2, 11.839% (1 Month LIBOR USD + 11.750%), 4/25/2043 (a)(e)	240,999	281,366
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - (Cost ― $1,246,771)		$1,268,105

Short-Term Investments ― 7.13%	Shares
Money Market Funds ― 7.13%
First American Government Obligations Fund, Class U, 0.026% (h)(i)	994,254	994,254
TOTAL SHORT-TERM INVESTMENTS (Cost ― $994,254)		$994,254
TOTAL INVESTMENTS ― 102.02% (Cost ― $14,202,197)		$14,217,260
Liabilities in Excess of Other Assets ― (2.02%)		(281,090)
NET ASSETS ― 100.00%		$13,936,170

LIBOR:	London Inter-Bank Offered Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2021, the value of these securities amounted to $12,654,923 or 90.81% of net assets.

(b)	Security issued on a when-issued basis. On October 31, 2021, the total value of investments purchased on a when-issued basis was $251,080 or 1.80% of net assets.
(c)	Principal only security.
(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2021.
(e)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2021.

(f)	Interest only security.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2021.
(h)	Rate disclosed is the seven day yield as of October 31, 2021.
(i)	$62,484 of this security has been pledged as collateral in connection with open futures contracts.

Schedule of Open Futures Contracts
Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	December 2021	(5)	$(523,060)	$(26,561)
4 Year ERIS Aged Standard Swap Future	March 2022	(6)	(615,614)	(35,294)
5 Year ERIS Aged Standard Swap Future	June 2024	(1)	(110,283)	(7,056)
Total				$(68,911)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ -	$ 3,387,519	$ -	$ 3,387,519
Collateralized Loan Obligations	-	2,152,206	-	2,152,206
Commercial Mortgage-Backed Securities	-	1,622,057	-	1,622,057
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	121,585	-	121,585
Corporate Obligations	-	309,107	-	309,107
Residential Mortgage-Backed Securities	-	4,362,427	-	4,362,427
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	1,268,105	-	1,268,105
Short-Term Investments	994,254	-	-	994,254
Total	$ 994,254	$ 13,223,006	$ -	$ 14,217,260
Other Financial Instruments
Liabilities
Futures Contracts*	$ 68,911	$ -	$ -	$ 68,911

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2021, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended October 31, 2021, was ($1,249,688).